Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020		$ 19,754	$ 40,073,087	$ (27,734,782)		$ 12,358,059
Balance, shares at Dec. 31, 2020		7,407,955
Net loss				(6,083,379)		(6,083,379)
Actuarial gain for post employment					30,704	30,704
Issuance of shares for compensation of employee and nonemployee services		$ 107	225,669			225,776
Issuance of shares for compensation of employee and nonemployee services, shares		40,000
Share-based compensation			1,288,583			$ 1,288,583
Exercise of options, shares
Balance at Dec. 31, 2021		$ 19,861	41,587,339	(33,818,161)	30,704	$ 7,819,743
Balance, shares at Dec. 31, 2021		7,447,955
Net loss				(3,122,592)	59,243	(3,063,349)
Share-based compensation			526,496			526,496
Issuance of ordinary shares by ATM offering		$ 1,222	4,365,420			4,366,642
Issuance of ordinary shares By ATM offering, shares		458,375
Conversion of Convertible Note		$ 4,400	4,028,639			4,033,039
Conversion of Convertible Note, shares		1,650,000
Exercise of warrants		$ 866	3,429,799			3,430,665
Exercise of warrants, shares		325,000
Issuance of shares in exchange of service		$ 166	210,607			210,773
Issuance of shares in exchange of service, shares		62,105
Exercise of options		$ 531	(531)
Exercise of options, shares		199,259				437,500
Balance at Dec. 31, 2022		$ 27,046	54,147,769	(36,940,753)	89,947	$ 17,324,009
Balance, shares at Dec. 31, 2022		10,142,694
Net loss				(2,642,684)		(2,642,684)
Actuarial gain for post employment					8,543	$ 8,543
Exercise of options, shares
Balance at Dec. 31, 2023		$ 27,046	$ 54,147,769	$ (39,583,437)	$ 98,490	$ 14,689,868
Balance, shares at Dec. 31, 2023		10,142,694